Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt consists of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)

Bulk Pangaea Secured Note (1)	$3,468,750	$4,509,375
Bulk Discovery Secured Note (2)	4,136,000	5,204,000
Bulk Patriot Secured Note (1)	5,375,000	7,212,500
Bulk Cajun Secured Note (2)	1,137,500	1,990,625
Bulk Trident Secured Note (1)	7,968,750	8,925,000
Bulk Juliana Secured Note (1)	5,408,333	6,422,395
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement (3)	53,500,000	34,000,000
Bulk Atlantic Secured Note (2)	7,980,000	8,250,000
Bulk Phoenix Secured Note (1)	9,133,333	9,783,334
Term Loan Facility of USD 13,000,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)	12,347,820	-
Long Wharf Construction to Term Loan	1,002,920	1,016,834
Bulk Providence Secured Note (4)	-	7,760,000
Bulk Liberty Secured Note (5)	-	5,685,000

Total	111,458,406	100,759,063
Less: current portion	(18,686,730)	(16,065,483)
Less: unamortized bank fees	(1,051,730)	(1,391,159)
Secured long-term debt	$91,719,946	$83,302,421

(1)
The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Trident Secured Note, the Bulk Juliana Secured Note, and the Bulk Phoenix Secured Note are cross-collateralized by the vessels m/v Bulk Juliana, m/v Bulk Patriot, m/v Bulk Trident, m/v Bulk Pangaea, and m/v Bulk Newport and are guaranteed by the Company.

(2)
The Bulk Discovery Secured Note, the Bulk Cajun Secured Note, and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery, m/v Bulk Cajun, and m/v Bulk Beothuk and are guaranteed by the Company.

(3)	The Bulk Nordic Odyssey and the Bulk Nordic Orion Loan Agreement was amended on September 17, 2014, to provide for an additional advance to finance the acquisition of m/v Nordic Oshima.
(4)	The Bulk Providence Secured Note was repaid in connection with the sale of the m/v Bulk Providence on May 27, 2014.
(5)	The Bulk Liberty Secured Note was repaid in connection with the sale of the m/v Bulk Liberty on July 4, 2014.

Schedule of Maturities of Long-term Debt [Table Text Block]
The future minimum annual payments (excluding unamortized bank fees) under the debt agreements are as follows:

Years ending September 30,

2015	$18,686,730
2016	19,323,468
2017	30,994,082
2018	11,971,926
2019	8,765,181
Thereafter	21,717,019
$111,458,406